Note 10 - Employee Benefit Plans (Details) - Stock-based Compensation, Weighted Average Information - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issuable upon exercise (in Shares)	1,212	1,840	2,011
Weighted average exercise price (in Dollars per share)	$ 4.84	$ 5.33	$ 5.27
Weighted average remaining contractual term (years)	3 years 146 days
Weighted average remaining contractual term for outstanding options (years)	3 years 146 days
Unrecognized stock-based compensation cost
Unrecognized Stock-based Compensation Cost (in Dollars)	$ 5
Weighted Average Remaining Vest Period for	1 year 219 days
Restricted Stock [Member]
Unrecognized stock-based compensation cost
Unrecognized Stock-based Compensation Cost (in Dollars)	$ 2,379
Weighted Average Remaining Vest Period for	1 year 36 days